Company Financial Statements (Parent Company Only) - Consolidated Statement of Cash Flows (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities	¥ (8,232,376)	¥ (1,094,591)	¥ (139,766)
Cash flows from investing activities
(Placement) maturities of term deposits	11,922,171	(24,899,368)	(979,897)
Investment in equity investees	0	(50,000)	0
Cash paid for long-term investments	(618,814)	(959,855)	(1,000)
Maturities of derivative assets or derivative liabilities	10,752	233,050	0
Net cash (used in) provided by investing activities	4,845,966	(33,075,878)	(4,406,161)
Cash flows from financing activities
Proceeds from IPO, net of issuance costs	0	0	11,410,386
Proceeds from FO, net of issurance cost	0	0	15,988,903
Proceeds From Global Offering Net Of Issuance Cost	0	(13,146,811)	0
Payments of listing expenses	(1,830)	(36,924)	0
Net cash provided by financing activities	6,003,835	14,627,093	34,329,793
Effects of exchange rate changes on cash, cash equivalents and restricted cash	461,740	(363,276)	(650,076)
Net increase in cash, cash equivalents and restricted cash	3,079,165	(19,906,652)	29,133,790
Cash, cash equivalents and restricted cash at beginning of the year	11,634,881	31,541,533	2,407,743
Cash, cash equivalents and restricted cash at end of the year	14,714,046	11,634,881	31,541,533
Parent [Member]
Cash flows from operating activities	175,195	232,625	23,636
Cash flows from investing activities
(Placement) maturities of term deposits	3,099,780	(14,607,257)	(979,897)
Investment in equity investees	(6,934,426)	(19,015,285)	(7,825,007)
Cash paid for long-term investments	(409,363)	0	0
Maturities of derivative assets or derivative liabilities	10,752	233,050	0
Net cash (used in) provided by investing activities	(4,233,257)	(33,389,492)	(8,804,904)
Cash flows from financing activities
Proceeds from issuance of Preferred Shares	0	0	6,561,323
Proceeds from IPO, net of issuance costs	0	0	11,410,386
Proceeds from FO, net of issurance cost	0	0	15,988,903
Proceeds From Global Offering Net Of Issuance Cost	0	13,146,811	0
Payments of listing expenses	(1,830)	(36,924)	0
Net cash provided by financing activities	(1,830)	13,109,887	33,960,612
Effects of exchange rate changes on cash, cash equivalents and restricted cash	500,454	(316,835)	(573,604)
Net increase in cash, cash equivalents and restricted cash	(3,559,438)	(20,363,815)	24,605,740
Cash, cash equivalents and restricted cash at beginning of the year	4,511,094	24,874,909	269,169
Cash, cash equivalents and restricted cash at end of the year	¥ 951,656	¥ 4,511,094	¥ 24,874,909